Lease	6 Months Ended
Jun. 30, 2022
Lease
Lease

18.Lease

	Right-of-use assets	Lease liabilities
Balance at January 1, 2022	2,050	1,934
Additions	1,318	1,318
Acquisitions through business combinations	62	62
Reclassification to assets included in disposal group classified as held for sale - net of depreciation	(1,465)	—
Reclassification to liabilities included in disposal group classified as held for sale - net of depreciation	—	(1,485)
Depreciation	(343)	—
Interest expense	—	20
Payments	—	(546)
Effect of foreign exchange rates	—	—
Balance at June 30, 2022	1,622	1,303

Lease liabilities - current		886
Lease liabilities - non-current		417

	Right-of-use assets	Lease liabilities
Balance at January 1, 2021	1,044	1,111
Additions	1,706	1,706
Depreciation	(829)	—
Interest expense	—	50
Payments	—	(990)
Effect of foreign exchange rates	—	(35)
Balance at June 30, 2021	1,921	1,842

Lease liabilities - current		1,274
Lease liabilities - non-current		568

The amounts recognized in the interim condensed consolidated statement of profit or loss and other comprehensive income other than depreciation in relation to leases are presented in the table below:

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Expense relating to short-term and low-value leases	28	8	28	5
Interest expense on lease liabilities	20	50	36	26
	48	58	64	31

On January 31, 2022 Nexters Inc. acquired Lightmap Ltd group which had a lease agreement for the office building in Rostov-on-Don. The Company determines the commencement date as January 31, 2022, which is the acquisition date. As at June 30, 2022 this company Lightmap LLC is part of discontinued operation.

Total cash outflow for leases recognized in the interim condensed consolidated statement of cash flow is presented below:

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Сash outflow for leases	1,438	940	804	390
Cash outflow for short-term and low-value leases	20	50	36	26
Total cash outflow for leases	1,458	990	840	416

All lease obligations of Cypriot companies are denominated in €. The rate of 3% per annum was used as the incremental borrowing rate.